Income Taxes - Components of Deferred Income Tax Assets (Liabilities) (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components of Deferred Tax Assets and Liabilities [Abstract]
Deferred revenue	$ 812	$ 404
Net operating losses	28,736	21,062
Accruals and reserves	75	390
State taxes	(1,131)	(762)
Deferred commissions	(1,837)	(1,949)
Stock-based compensation	690	145
Other	499	78
Valuation allowance	(27,804)	(19,355)	$ (11,806)	$ (7,953)
Net non-current deferred tax assets	$ 40	$ 13